Distribution of Income from operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Income from operations	$ 338,338	$ 311,694	$ 281,536
Ireland
Segment Reporting Information [Line Items]
Income from operations	232,032	216,149	189,035
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	26,493	34,200	38,166
United States
Segment Reporting Information [Line Items]
Income from operations	58,322	41,348	45,320
Other
Segment Reporting Information [Line Items]
Income from operations	$ 21,491	$ 19,997	$ 9,015